Rental Expense Under Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Operating Leased Assets [Line Items]
Minimum rentals	$ 301,057	$ 302,784	$ 297,322
Percentage rentals	1,076	1,353	1,821
Operating Leases, Rent Expense, Net, Total	$ 302,133	$ 304,137	$ 299,143